T. ROWE PRICE Mid-Cap Value Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.8%
COMMUNICATION SERVICES  0.4%
Interactive Media & Services  0.4%
Pinterest, Class A (1) 2,841,503 52,113
Total Communication Services 52,113
CONSUMER DISCRETIONARY  6.6%
Broadline Retail  1.4%
eBay  1,203,983 109,586
Global-e Online (1) 3,024,402 93,303
202,889
Hotels, Restaurants & Leisure  1.3%
Aramark  2,933,253 118,914
Norwegian Cruise Line Holdings (1) 4,046,600 75,671
194,585
Household Durables  1.1%
Installed Building Products (2) 253,871 67,314
PulteGroup  770,026 90,563
157,877
Specialty Retail  2.2%
Advance Auto Parts (3) 4,274,560 225,483
Burlington Stores (1) 287,441 93,528
319,011
Textiles, Apparel & Luxury Goods  0.6%
Ralph Lauren  268,398 92,326
92,326
Total Consumer Discretionary 966,688
CONSUMER STAPLES  3.2%
Beverages  0.7%
Keurig Dr Pepper  4,113,945 108,320
108,320
Food Products  1.3%
Lamb Weston Holdings  4,685,042 197,990
197,990
Household Products  1.2%
Colgate-Palmolive  2,014,053 171,658
171,658
Total Consumer Staples 477,968

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ENERGY  8.8%
Energy Equipment & Services  2.5%
Baker Hughes  2,654,089 162,032
TechnipFMC  1,576,745 109,001
Tidewater (1) 1,256,485 104,979
376,012
Oil, Gas & Consumable Fuels  6.3%
ARC Resources (CAD) (2) 5,045,300 104,997
Cenovus Energy  4,474,700 118,714
Marathon Petroleum  481,104 117,476
Ovintiv  1,958,467 116,255
Permian Resources, Class A  6,120,197 130,482
Phillips 66  1,171,302 213,388
Viper Energy, Class A  2,816,076 132,327
933,639
Total Energy 1,309,651
FINANCIALS  17.4%
Banks  3.8%
Columbia Banking System  2,248,349 61,672
Fifth Third Bancorp  2,834,393 131,686
KeyCorp  6,008,708 120,475
Popular  1,187,813 159,369
Western Alliance Bancorp  1,321,524 93,630
566,832
Capital Markets  2.9%
Invesco  3,112,306 75,598
Lazard  4,793,130 203,612
Main Street Capital (2) 1,391,142 73,675
StepStone Group, Class A  1,605,508 76,615
429,500
Consumer Finance  0.5%
SLM  3,606,119 77,207
77,207
Financial Services  3.7%
Block (1) 1,851,188 111,405
Corpay (1) 732,612 213,183
Marqeta, Class A (1)(3) 20,050,562 81,806
Voya Financial  2,141,393 146,300
552,694

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insurance  6.0%
Allstate  557,689 115,631
American International Group  2,053,482 154,525
Assurant  576,496 125,567
Gallop Holdings - Ascot Group, Acquisition Date: 11/8/24 -
12/19/25, Cost $40,736 (1)(3)(4)(5) 40,736,321 53,943
Hanover Insurance Group  637,157 110,451
Horace Mann Educators  1,408,994 60,136
Lincoln National  2,301,465 81,702
RenaissanceRe Holdings  352,038 104,636
Willis Towers Watson  278,660 81,006
887,597
Mortgage Real Estate Investment Trusts  0.5%
Annaly Capital Management, REIT  3,470,308 73,397
73,397
Total Financials 2,587,227
HEALTH CARE  6.7%
Biotechnology  0.4%
Alkermes (1) 1,776,566 62,819
62,819
Health Care Equipment & Supplies  1.9%
Cooper (1) 2,855,143 204,143
Zimmer Biomet Holdings  880,148 79,583
283,726
Health Care Providers & Services  2.6%
Centene (1) 2,183,812 71,498
Concentra Group Holdings Parent (3) 7,520,011 161,304
Molina Healthcare (1) 442,255 58,953
RadNet (1) 1,516,591 84,762
376,517
Life Sciences Tools & Services  0.5%
Waters (1) 243,350 72,470
72,470
Pharmaceuticals  1.3%
Perrigo (2)(3) 7,498,410 80,533
Viatris  8,103,484 109,478
190,011
Total Health Care 985,543

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  19.6%
Aerospace & Defense  4.5%
Hexcel (2) 2,448,365 198,146
L3Harris Technologies  439,726 151,771
StandardAero (1) 8,645,282 223,308
Textron  985,765 86,314
659,539
Building Products  0.5%
Owens Corning  714,600 77,334
77,334
Construction & Engineering  1.3%
API Group (1) 4,711,582 190,913
190,913
Electrical Equipment  1.0%
Sensata Technologies Holding  4,349,646 153,195
153,195
Ground Transportation  1.9%
CSX  2,906,012 119,292
Saia (1) 459,410 161,381
280,673
Machinery  5.8%
AGCO  995,151 115,308
Esab  1,551,138 149,933
ESAB PIPE, Acquisition Date: 2/2/26, Cost $59,740 (1)(5)(6) 524,038 45,588
Fortive  3,854,689 213,087
JBT Marel  929,530 118,859
Middleby (1) 1,573,102 208,562
851,337
Passenger Airlines  0.8%
Southwest Airlines  3,101,420 116,520
116,520
Professional Services  2.2%
First Advantage (1)(2) 8,072,157 94,929
FTI Consulting (1) 330,476 58,418
SS&C Technologies Holdings  1,438,112 97,173
Verra Mobility (1) 4,709,592 67,300
317,820
Trading Companies & Distributors  1.6%
EquipmentShare.com, Class A (1) 3,000,031 61,111

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SiteOne Landscape Supply (1) 637,296 84,830
W.W. Grainger  86,905 94,797
240,738
Total Industrials & Business Services 2,888,069
INFORMATION TECHNOLOGY  13.9%
Communications Equipment  0.5%
Viasat (1) 1,601,266 73,338
73,338
Electronic Equipment, Instruments & Components  5.4%
Belden  910,163 104,514
CDW  662,962 80,231
Corning  1,994,145 271,144
Keysight Technologies (1) 518,904 146,523
Novanta (1)(2) 660,060 77,960
TE Connectivity  582,581 121,771
802,143
IT Services  0.5%
GoDaddy, Class A (1) 815,941 67,454
67,454
Semiconductors & Semiconductor Equipment  2.7%
Entegris  870,800 102,093
MKS  516,848 118,777
Rambus (1) 744,672 64,064
Teradyne  306,694 90,922
Wolfspeed (1)(3) 1,136,842 18,553
394,409
Software  2.4%
CCC Intelligent Solutions Holdings (1)(2) 13,181,419 79,089
Docusign (1) 1,692,097 80,222
Procore Technologies (1) 1,944,661 110,846
Zscaler (1) 563,670 79,077
349,234
Technology Hardware, Storage & Peripherals  2.4%
Sandisk (1) 271,207 172,309
Western Digital  696,758 188,466
360,775
Total Information Technology 2,047,353

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS  5.3%
Chemicals  1.6%
DuPont de Nemours  1,739,887 79,687
Westlake (2) 1,279,912 149,519
229,206
Construction Materials  0.8%
Knife River (1) 1,389,592 113,460
113,460
Containers & Packaging  1.0%
International Paper  4,247,947 151,652
151,652
Metals & Mining  1.1%
Franco-Nevada (CAD)  365,845 90,587
OR Royalties (CAD)  1,975,666 75,229
165,816
Paper & Forest Products  0.8%
Stora Enso, Class R (EUR)  9,996,394 117,387
117,387
Total Materials 777,521
REAL ESTATE  7.6%
Health Care Real Estate Investment Trusts  1.4%
Healthcare Realty Trust, REIT  5,498,909 93,426
Ventas, REIT  1,298,251 106,171
199,597
Industrial Real Estate Investment Trusts  0.7%
Rexford Industrial Realty, REIT  3,154,616 103,251
103,251
Office Real Estate Investment Trusts  0.5%
Vornado Realty Trust, REIT  3,031,326 78,784
78,784
Real Estate Management & Development  0.7%
Jones Lang LaSalle (1) 329,243 100,195
100,195
Residential Real Estate Investment Trusts  2.4%
Apartment Investment & Management, Class A, REIT (3) 9,313,217 37,905
Equity Residential, REIT  2,199,506 130,101
Sun Communities, REIT  1,430,265 180,156
348,162

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Retail Real Estate Investment Trusts  1.1%
Regency Centers, REIT  2,079,674 157,348
157,348
Specialized Real Estate Investment Trusts  0.8%
Digital Realty Trust, REIT  696,024 125,430
125,430
Total Real Estate 1,112,767
UTILITIES  7.5%
Electric Utilities  2.3%
FirstEnergy  3,727,300 188,825
PG&E  8,579,797 150,747
339,572
Gas Utilities  0.6%
National Fuel Gas  951,383 89,392
89,392
Multi-Utilities  4.6%
Ameren  1,877,037 206,324
CenterPoint Energy  3,169,551 136,798
Consolidated Edison  1,532,581 173,457
Dominion Energy  2,597,473 160,576
677,155
Total Utilities 1,106,119
Total Miscellaneous Common Stocks  0.8% (7) 121,263
Total Common Stocks (Cost $12,282,196) 14,432,282
CONVERTIBLE BONDS  0.3%
INFORMATION TECHNOLOGY  0.3%
Semiconductors & Semiconductor Equipment  0.3%
Wolfspeed, 2.50%, 6/15/31 (3) 8,705,000 12,564
Wolfspeed, 2.50%, 6/15/31 (3)(8) 10,527,000 15,221
Wolfspeed, 3.50%, 3/15/31 (3)(4)(8) 16,704,000 17,289
Total Information Technology 45,074
Total Convertible Bonds (Cost $58,074) 45,074
CORPORATE BONDS  0.1%
Wolfspeed, 7.00%, 6/15/31, (7.00% Cash or 12.00% PIK) (3)(9) 10,742,244 8,506
Total Corporate Bonds (Cost $9,592) 8,506

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  2.3%
Money Market Funds  2.2%
T. Rowe Price Government Reserve Fund, 3.71% (3)(10) 330,719,606 330,720
330,720
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 3.623%, 6/4/26 (11) 11,680,000 11,605
11,605
Total Short-Term Investments (Cost $342,325) 342,325
SECURITIES LENDING COLLATERAL  1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Treasury Reserve Fund, 3.68% (3)(10) 55,582,841 55,583
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 55,583
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.6%
Money Market Funds 0.6%
T. Rowe Price Treasury Reserve Fund, 3.68% (3)(10) 93,947,785 93,948
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 93,948
Total Securities Lending Collateral (Cost $149,531) 149,531
Total Investments in Securities  101.5%
(Cost $12,841,718) $ 14,977,718
Other Assets Less Liabilities (1.5)% (216,539)
Net Assets 100.0% $ 14,761,179
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2026.
(3) Affiliated Companies
(4) Level 3 in fair value hierarchy.

T. ROWE PRICE Mid-Cap Value Fund

.
.
.
.
.
.
.
.
.
.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $99,531 and represents 0.7% of net assets.
(6) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at March 31, 2026, was $59,740 and was valued at $45,588
(0.3% of net assets).
(7) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(8) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $32,510 and represents 0.2% of net assets.
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) Seven-day yield
(11) At March 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CAD Canadian Dollar
EUR Euro
PIK Payment-in-kind
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Value Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Advance Auto Parts  $ 175 $ 54,490 $ 1,021
Apartment Investment & Management, Class
A, REIT  45 (3,957) —
Concentra Group Holdings Parent  459 12,902 470
Gallop Holdings - Ascot Group  — — —
Marqeta, Class A  49 (13,508) —
Perrigo  (31,425) 5,044 2,436
Wolfspeed  5 (763) —
Wolfspeed, 2.50%, 6/15/31  — (321) 66
Wolfspeed, 2.50%, 6/15/31  — (339) 55
Wolfspeed, 3.50%, 3/15/31  — 585 9
Wolfspeed, 7.00%, 6/15/31  (2) (203) 190
T. Rowe Price Government Reserve Fund,
3.71% — — 2,649
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Affiliates not held at period end 85,573 (73,343) 559
Totals $ 54,879# $ (19,413) $ 7,455+

T. ROWE PRICE Mid-Cap Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
Advance Auto Parts  $ 160,439 $ 11,013 $ 459 $ 225,483
Apartment Investment &
Management, Class A, REIT  55,519 — 13,657 37,905
Concentra Group Holdings
Parent  148,524 — 122 161,304
Gallop Holdings - Ascot Group  53,943 — — 53,943
Marqeta, Class A  * — 267 81,806
Perrigo  133,150 — 57,661 80,533
Select Medical Holdings  134,650 — 61,307 —
Wolfspeed  15,530 3,843 57 18,553
Wolfspeed, 2.50%, 6/15/31  15,542 — — 15,221
Wolfspeed, 2.50%, 6/15/31  12,903 — — 12,564
Wolfspeed, 3.50%, 3/15/31  — 16,704 — 17,289
Wolfspeed, 7.00%, 6/15/31  8,739 — 30 8,506
T. Rowe Price Government
Reserve Fund, 3.71% 202,718  ¤  ¤ 330,720
T. Rowe Price Treasury
Reserve Fund, 3.68% 180,047  ¤  ¤ 149,531
Total $ 1,193,358^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $7,455 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,277,527.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Mid-Cap Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Mid-Cap Value Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Mid-Cap Value Fund,
Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Mid-Cap Value Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Mid-Cap Value Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Mid-Cap Value Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F115-054Q1 03/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 13,944,551 $ 433,788 $ 53,943 $ 14,432,282
Convertible Bonds — 27,785 17,289 45,074
Corporate Bonds — 8,506 — 8,506
Short-Term Investments 330,720 11,605 — 342,325
Securities Lending Collateral 149,531 — — 149,531
Total $ 14,424,802 $ 481,684 $ 71,232 $ 14,977,718